Financial Instruments - Schedule of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company's Financial Instruments [Line Items]
Investments in short-term financial assets		$ 517
Investments in financial assets	997	354
Loans to a related party		4,224
Current maturities of long-term loan	451
Level 1 [Member]
Schedule of Company's Financial Instruments [Line Items]
Investments in short-term financial assets		517
Investments in financial assets	997	354
Loans to a related party
Current maturities of long-term loan
Level 2 [Member]
Schedule of Company's Financial Instruments [Line Items]
Investments in short-term financial assets
Investments in financial assets
Loans to a related party
Current maturities of long-term loan
Level 3 [Member]
Schedule of Company's Financial Instruments [Line Items]
Investments in short-term financial assets
Investments in financial assets
Loans to a related party		$ 4,224
Current maturities of long-term loan	$ 451